Bank Loans (Details)			12 Months Ended
		Jun. 16, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)	Jun. 16, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Feb. 15, 2023 USD ($)	Feb. 15, 2023 CNY (¥)
Bank Loans [Line Items]
Loan amount			$ 421,408
Loan amount obtained			3,525,777	3,334,473
Line of Credit Facility, Average Outstanding Amount				1,211,240	¥ 8,500,000
Zhejiang Wenzhou Lucheng Rural Commercial Bank Company Limited [Member]
Bank Loans [Line Items]
Loan amount		$ 421,408						¥ 3,000,000
Short term loan maturing term		1 year
Fixed annual interest rate		4.80%						4.80%
Longwan RCB [Member]
Bank Loans [Line Items]
Loan amount obtained			2,050,850	2,123,233			¥ 14,600,000		¥ 14,900,000
Interest expenses on loans			214,730	213,369		$ 317,710
Wenzhou Minshang Bank [Member]
Bank Loans [Line Items]
Loan amount obtained	[1]		1,053,519	$ 1,211,240
Fixed annual interest rate										7.50%	7.50%
Wenzhou Minshang Bank [Member] | Loan Agreement [Member]
Bank Loans [Line Items]
Loan amount obtained			$ 1,053,519				¥ 7,500,000			$ 1,193,988	¥ 8,500,000
Bank Loans [Member]
Bank Loans [Line Items]
Weighted average interest rate			6.50%	6.60%		6.80%	6.50%		6.60%

[1]	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,193,988(RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. As of September 30, 2025 and 2024, the outstanding balance was $1,053,519(RMB7.5million) and $1,211,240 (RMB8.5 million), respectively.